Other non-current assets	12 Months Ended
Mar. 31, 2015
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Assets Disclosure [Text Block]
9.	Other non-current assets

Other non-current assets comprise:

	As of March 31,
	2014	2015
	US$	US$
Prepaid expenses	177,659	129,517
Rent deposits	767,616	731,479
Loans to employees	52,029	32,818
Amount receivable on sale of investment (See Note - 6)	461,545	—
Total	1,458,849	893,814

The Company had subscribed to convertible promissory notes (referred to as the “notes”) issued by Examville.com LLC, for total cash consideration of US$1,100,000. During the year ended March 31, 2013, the Company recorded other than temporary impairment loss of US$1,100,000 because the Company did not expect to recover the carrying amount.